Non Purchased Loans - Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 476,445	$ 429,322
Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	476,445	429,322
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	377,258	347,974
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	66,428	41,134
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	15,595	14,498
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	87,631	88,747
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	207,604	203,595
Financial assets non purchased loans [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	85,294	67,328
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	84,611	66,421
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	683	907
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	13,893	14,020
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,833	1,648
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,060	12,372
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	421,618	383,529
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	326,983	304,850
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	64,112	39,726
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14,533	13,248
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	79,068	79,659
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	169,270	172,217
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	80,958	64,870
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	80,289	63,994
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	669	876
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	13,677	13,809
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,770	1,628
Financial assets non purchased loans [Member] | Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	11,907	12,181
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,383	21,014
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,196	20,868
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,682	840
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	331	339
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,917	1,751
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	21,266	17,938
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	128	81
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	128	81
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	59	65
Financial assets non purchased loans [Member] | Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	59	65
Financial assets non purchased loans [Member] | Substandard 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29,393	24,724
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,079	22,256
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	634	568
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	731	911
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6,646	7,337
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	17,068	13,440
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,198	2,377
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,194	2,346
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4	31
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	116	91
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	63	20
Financial assets non purchased loans [Member] | Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	53	71
Financial assets non purchased loans [Member] | Doubtful 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41	55
Financial assets non purchased loans [Member] | Doubtful 8 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41	55
Financial assets non purchased loans [Member] | Doubtful 8 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41	$ 55
Financial assets non purchased loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10
Financial assets non purchased loans [Member] | Loss [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10
Financial assets non purchased loans [Member] | Loss [Member] | Consumer Portfolio Segment [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 10